Submission	Jun. 12, 2026
Submission [Line Items]
Central Index Key	0001860871
Registrant Name	Tevogen Bio Holdings Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES